Note 6 - Net Sales	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of revenue [text block]
6.	NET SALES

The reconciliation between gross sales and net sales is as follows:

	2017	2016	2015
Gross sales (i)	72,411.0	79,551.1	97,214.2
Excise duty	(16,192.9)	(16,345.2)	(17,471.7)
Discounts (i)	(8,318.8)	(17,603.3)	(33,022.3)
	47,899.3	45,602.6	46,720.2

(i)	Variance resulting from the change in the billing method with direct effect on Gross sales and Discounts.

Services provided by distributors, such as the promotion of our brands and logistics services are considered as expense when separately identifiable.